23 Post-employment benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	R$ 9,201,030
Present value of net actuarial obligations, ending balance	11,074,608	R$ 9,201,030
Unified Plan [Member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	5,914,764	5,352,894	R$ 4,951,078
Cost of services	560	589	329
Cost of interest	477,732	533,201	563,257
Benefits paid	(435,454)	(414,256)	(406,023)
Actuarial (gain) losses	680,860	442,336	244,253
Present value of net actuarial obligations, ending balance	6,638,462	5,914,764	5,352,894
Plan III [Member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	2,145,661	1,734,568	1,565,121
Cost of services	4,098	9,604	10,502
Cost of interest	128,075	195,991	176,878
Benefits paid	(174,427)	(133,281)	(122,841)
Actuarial (gain) losses	943,129	338,779	104,908
Present value of net actuarial obligations, ending balance	3,046,536	2,145,661	1,734,568
Assistance Plan [Member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	1,140,605	1,035,957	933,914
Cost of services	14,306	11,633	9,225
Cost of interest	106,004	102,916	105,987
Benefits paid	(30)	(7)	(7)
Actuarial (gain) losses	128,725	(9,894)	(13,162)
Present value of net actuarial obligations, ending balance	R$ 1,389,610	R$ 1,140,605	R$ 1,035,957